Investment in joint venture - Disclosure of detailed information about summary of finance expenses incurred by JV (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest on lease liabilities	$ (12)	$ 0
Interest charges on Red Kite loan and associated withholding taxes	0	(9,987)
Accretion charges on asset retirement provisions	0	(429)
Other	(12)	(321)
Total finance expense	(35,650)	(10,737)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Realized loss on hedging instruments	(4,440)	0
Interest on lease liabilities	(1,817)	0
Interest charges on Red Kite loan and associated withholding taxes	0	(10,142)
Fees and expenses associated with revolving credit facility	(1,670)	0
Accretion charges on asset retirement provisions	(903)	(888)
Other	(75)	(58)
Total finance expense	$ (8,905)	$ (11,088)